Inventories (Details) - USD ($) $ in Millions	May 31, 2017	Feb. 28, 2017	Feb. 29, 2016
Inventory Disclosure [Abstract]
Raw materials and supplies		$ 149.7	$ 107.2
In-process inventories		1,260.1	1,218.7
Finished case goods		545.3	525.7
Inventories, Total	$ 1,936.9	$ 1,955.1	$ 1,851.6